UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number     811-21274
                                                     -----------------

               COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC
               (Exact name of registrant as specified in charter)

                              ONE FINANCIAL CENTER
                                BOSTON, MA 02111
               (Address of principal executive offices) (Zip code)

                              DAVID ROZENSON, ESQ.
                         COLUMBIA MANAGEMENT GROUP, INC.
                              ONE FINANCIAL CENTER
                                BOSTON, MA 02111
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 617-772-3333

                        Date of fiscal year end: MARCH 31

                  Date of reporting period: SEPTEMBER 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.
-----------------------------------------------------------  COLUMBIA MANAGEMENT
                                                  MULTI-STRATEGY HEDGE FUND, LLC

FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005
(UNAUDITED)

               Columbia Management Multi-Strategy Hedge Fund, LLC

                        Financial Statements (Unaudited)

                       Six months ended September 30, 2005

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital ......................   1
Schedule of Investments ....................................................   2
Statement of Operations ....................................................   4
Statements of Changes in Members' Capital ..................................   5
Statement of Cash Flows ....................................................   6
Financial Highlights .......................................................   7
Notes to Financial Statements ..............................................   9

               Columbia Management Multi-Strategy Hedge Fund, LLC

        Statement of Assets, Liabilities and Members' Capital (unaudited)

                               September 30, 2005

ASSETS

Investments in Portfolio Funds, at fair value (cost $147,831,105)   $176,979,085
Cash                                                                     892,015
Restricted cash                                                        1,146,397
Redemptions receivable from investments in Portfolio Funds               136,797
Interest receivable                                                        3,232
Other assets                                                               4,500
                                                                    ------------

    TOTAL ASSETS                                                     179,162,026
                                                                    ------------

LIABILITIES AND MEMBERS' CAPITAL

Capital withdrawals payable                                            1,148,085
Capital contributions received in advance                                800,000
Professional fees payable                                                168,073
Management fees payable                                                  145,568
Administration fees payable                                               69,543
Organizational fees payable to Adviser                                    30,153
Subadviser out-of-pocket expenses payable                                 25,459
Other liabilities                                                        101,765
                                                                    ------------

    TOTAL LIABILITIES                                                  2,488,646
                                                                    ------------

          NET ASSETS                                                $176,673,380
                                                                    ============

MEMBERS' CAPITAL
    Net capital (1)                                                 $147,525,400
    Net unrealized gain on investment in Portfolio Funds              29,147,980
                                                                    ------------

       MEMBERS' CAPITAL                                             $176,673,380
                                                                    ============

(1) Net capital includes cumulative net investment gains/(losses) and net realized gains/(losses) on investments in Portfolio Funds.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                       Schedule of Investments (unaudited)

                               September 30, 2005

                                                                              % OF MEMBERS'
PORTFOLIO FUNDS                                  COST          FAIR VALUE        CAPITAL
---------------                              ------------     ------------    -------------
AlphaGen Capella Fund, Ltd.                  $  2,221,454     $  2,631,567        1.49%
Alson Signature Fund, L.P.                      4,550,000        5,962,642        3.37
Basswood Financial Partners, L.P.               5,307,833        5,923,666        3.35
Black Bear Fund I, L.P.                         1,500,000        2,575,997        1.46
Canyon Value Realization Fund, L.P.             5,800,000        7,823,078        4.43
Cavalry Technology, L.P.                        3,457,061        3,722,552        2.11
Chilton QP European Partners, L.P.              1,900,000        2,324,268        1.32
Copper Arch Fund, L.P.                          3,350,000        4,047,475        2.29
Davidson Kempner Partners, L.P.                 2,800,000        3,315,050        1.88
Elliott Associates, L.P.                        2,600,000        3,575,413        2.02
Elm Ridge Capital Partners, L.P.                5,250,000        5,642,517        3.19
Empire Capital Partners, L.P.                   3,420,909        4,037,737        2.28
Ferox Fund, L.P.                                2,335,651        1,853,711        1.05
Greenlight Capital Qualified, L.P.                700,000        1,289,292        0.73
Hayworth Partners, L.P.                           419,353          365,372        0.21
HBK Fund, L.P.                                  5,869,278        6,541,000        3.70
Highland Crusader Fund, L.P.                    3,800,000        3,988,912        2.26
Icarus Partners, L.P.                             300,000          179,907        0.10
Indus Japan Fund, L.P.                          2,400,000        3,600,483        2.04
King Street Capital, L.P.                       5,200,000        6,677,249        3.78
Kingsford Capital Partners, L.P.                4,578,049        3,841,510        2.17
Narragansett I, L.P.                            5,600,000        5,680,860        3.22
Nisswa Fund, L.P.                               3,151,256        2,795,377        1.58
OZ Domestic Partners, L.P.                      5,700,000        7,629,541        4.32
Parkcentral Global, L.P.                        3,900,000        4,714,605        2.67
Perry Partners, L.P.                            5,400,000        7,476,866        4.23
Polar Fund, Ltd.                                1,200,000          774,805        0.44
Raptor Global Fund, L.P.                        1,600,000        2,271,672        1.29
Redwood Domestic Fund, L.P.                     1,200,000        2,434,210        1.38
Roadway Partners, L.P.                          2,235,239        2,920,835        1.65
Scout Capital Partners II, L.P.                 5,518,060        6,830,897        3.87
Seneca Capital, L.P.                            4,800,000        6,446,961        3.65

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                               September 30, 2005

                                                                              % OF MEMBERS'
PORTFOLIO FUNDS                                  COST          FAIR VALUE        CAPITAL
---------------                              ------------     ------------    -------------
Silver Point Capital Fund, L.P.              $  2,200,000     $  4,020,610        2.28%
Spring Point Contra Partners, L.P.              4,850,000        4,547,911        2.57
Standard Global Equity Partners SA, L.P.        4,600,000        5,038,331        2.85
Stark Investments, L.P.                         6,500,000        7,875,098        4.46
SuttonBrook Capital Partners, L.P.              6,340,537        6,779,330        3.84
Thales Fund, L.P.                               4,800,000        5,658,709        3.20
Thruway Partners, L.P.                          2,775,003        4,066,448        2.30
Tremblant Partners, L.P.                        4,250,000        5,552,247        3.14
Ursa Partners, L.P.                             1,600,000        1,226,289        0.69
Victory Capital, L.P.                           1,851,422        2,318,085        1.31
                                             ------------     ------------      ------
                                             $147,831,105     $176,979,085      100.17%
                                             ============     ============      ======

The investments in Portfolio Funds shown above, representing 100.17% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.

The Fund's investments on September 30, 2005 are summarized below based on the investment strategy of each specific Portfolio Fund.

                                                                     % OF TOTAL
INVESTMENT STRATEGY                                FAIR VALUE        INVESTMENTS
-------------------                               ------------       -----------
Long and/or Short Equity                          $ 87,007,993          49.16%
Multi-Arbitrage                                     41,362,652          23.37
Event Driven                                        20,814,290          11.76
Distressed                                          17,120,981           9.67
Statistical Arbitrage                                5,658,709           3.20
Convertible Arbitrage                                4,649,088           2.63
Relative Value                                         365,372           0.21
                                                  ------------         ------
TOTAL                                             $176,979,085         100.00%
                                                  ============         ======

The aggregate cost of investments for tax purposes is approximately $155,992,700. Net unrealized appreciation on investments for tax purposes is $20,986,385, consisting of $23,302,089 of gross unrealized appreciation and $2,315,704 of estimated gross unrealized depreciation.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                       Statement of Operations (unaudited)

                   For the six months ended September 30, 2005

INVESTMENT INCOME
    Interest income                                                                $    77,574
                                                                                   -----------

EXPENSES
    Management fees                                                                    889,316
    Administrator fees                                                                  94,550
    Professional fees                                                                   89,583
    Printing fees                                                                       17,500
    Directors fees                                                                      15,451
    Subadvisor-out-of-pocket expenses                                                   12,500
    Registration fees                                                                    8,900
    Custodian fees                                                                       7,071
    Other expenses                                                                      29,543
                                                                                   -----------

       TOTAL EXPENSES                                                                1,164,414
                                                                                   -----------

NET INVESTMENT LOSS                                                                 (1,086,840)
                                                                                   -----------

REALIZED LOSS AND UNREALIZED GAIN ON INVESTMENTS IN PORTFOLIO FUNDS
    Net realized loss on investments in portfolio funds                               (226,621)
    Net change in unrealized appreciation on investments in portfolio funds          7,569,477
                                                                                   -----------

       NET REALIZED LOSS AND UNREALIZED GAIN ON INVESTMENTS IN PORTFOLIO FUNDS       7,342,856
                                                                                   -----------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                           $ 6,256,016
                                                                                   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

               Columbia Management Multi-Strategy Hedge Fund, LLC

              Statements of Changes in Members' Capital (unaudited)

                                                  SPECIAL
                                                  MEMBERS          MEMBERS            TOTAL
                                                -----------------------------------------------
MEMBERS' CAPITAL, MARCH 31, 2004                $      --      $ 126,020,761      $ 126,020,761

   Capital contributions                               --         54,267,192         54,267,192

   Capital withdrawals                           (624,322)        (8,113,432)        (8,737,754)

   Net increase in Members' Capital derived
       from operations                                 --          7,705,885          7,705,885

   Reallocation of incentive allocation           624,322           (624,322)                --
                                                -----------------------------------------------
MEMBERS' CAPITAL, MARCH 31, 2005                       --        179,256,084        179,256,084
                                                -----------------------------------------------

   Capital contributions                               --          5,776,936          5,776,936

   Capital withdrawals                             (1,689)       (14,613,967)       (14,615,656)

   Net increase in Members' Capital derived
       from operations                                 --          6,256,016          6,256,016

   Reallocation of incentive allocation             1,689             (1,689)                --
                                                -----------------------------------------------
MEMBERS' CAPITAL, SEPTEMBER 30, 2005            $      --      $ 176,673,380      $ 176,673,380
                                                ===============================================

Capital reallocable to the Special Members had the Members' measurement period for incentive allocation closed on:

       March 31, 2005          $ 84,598    Measurement period: January 1, 2005 through March 31, 2005
                               ========
       September 30, 2005      $397,451    Measurement period: January 1, 2005 through September 30, 2005
                               ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                       Statement of Cash Flows (unaudited)

                   For the six months ended September 30, 2005

CASH FLOWS FROM OPERATING ACTIVITIES
Net investment loss                                                               $ (1,086,840)
Adjustments to reconcile net investment loss to net cash provided by operating activities
       Purchases of Portfolio Funds                                                (14,300,000)
       Proceeds from sales of Portfolio Funds                                       20,614,851
       Decrease in redemptions receivable from investments in Portfolio Funds          400,688
       Decrease in investments in Portfolio Funds paid in advance                    4,500,000
       Decrease in interest receivable                                                   5,516
       Increase in other assets                                                         (4,500)
       Increase in professional fees payable                                            13,000
       Decrease in management fee payable                                             (152,308)
       Decrease in administrator fees payable                                          (30,069)
       Increase in Subadviser out-of-pocket expenses payable                             8,318
       Decrease in director fee payable                                                 (6,300)
       Increase in other liabilities                                                    14,493
                                                                                  ------------

   NET CASH PROVIDED BY OPERATING ACTIVITIES                                         9,976,849
                                                                                  ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                5,776,936
Capital withdrawals                                                                (14,615,656)
Decrease in contributions received in advance                                         (950,000)
Increase in capital withdrawals payable                                                503,228
Change in restricted cash                                                             (500,861)
                                                                                  ------------

   NET CASH USED IN FINANCING ACTIVITIES                                            (9,786,353)
                                                                                  ------------

NET INCREASE IN CASH                                                                   190,496

Cash at beginning of period                                                            701,519

                                                                                  ------------
CASH AT END OF PERIOD                                                             $    892,015
                                                                                  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                              Financial Highlights

The below ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly members' capital. Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. An individual member's return may vary from these returns based on the timing of capital contributions and withdrawals.

                                                                                          (AUDITED)
                                                                     ---------------------------------------------------
                                              (UNAUDITED)                YEAR ENDED MARCH 31,            JANUARY 2, 2003
                                           ----------------          ---------------------------          (COMMENCEMENT
                                           SIX MONTHS ENDED                                               OF OPERATIONS)
                                             SEPTEMBER 30,                                                   THROUGH
                                                 2005                  2005               2004            MARCH 31, 2003
                                           ----------------          --------           --------          --------------
Ratios to average Members' capital:

Net investment loss - prior to
     incentive allocation, net of
     waivers (b)                                  (1.22%)(a)            (1.53%)            (1.73%)             (1.71%)(a)
Incentive allocation                              (0.22%)(d)(h)         (0.27%)(e)         (1.07%)(f)          (0.15%)(g)(h)
                                               --------              --------           --------            --------
Net investment loss - net of incentive
     allocation, net of waivers (b)               (1.44%)(a)            (1.80%)            (2.80%)             (1.86%)(a)
                                               ========              ========           ========            ========

Expenses (b)(c)                                    1.31%(a)              1.55%              1.75%               1.75%(a)
Incentive allocation                               0.22%(d)(h)           0.27%(e)           1.07%(f)            0.15%(g)(h)
                                               --------              --------           --------            --------
Total expenses and incentive
     allocation                                    1.53%                 1.82%              2.82%               1.90%
                                               ========              ========           ========            ========

Total return - prior to incentive
     allocation                                    3.63%(h)              4.45%             12.43%               1.82%(h)
Incentive allocation                              (0.19%)(d)(h)         (0.23%)(e)         (1.16%)(f)          (0.15%)(g)(h)
                                               --------              --------           --------            --------
Total return - net of incentive
     allocation                                    3.44%(h)              4.22%             11.27%               1.67%(h)
                                               ========              ========           ========            ========

Portfolio turnover rate                            8.23%                 7.56%              2.71%                 --
                                               ========              ========           ========            ========

Members' capital, end of period
     ($000)                                    $176,673              $179,256           $126,021            $ 41,814
                                               ========              ========           ========            ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

               Columbia Management Multi-Strategy Hedge Fund, LLC
                  Financial Highlights (unaudited) (continued)

(a)   Annualized, except for organizational and offering expenses if applicable.

(b) The Adviser waived $15,369 of management fees for the year ended March 31, 2003. The net investment loss prior to incentive allocation ratio would have been (1.87%) and the expense ratio would have been 1.91% on an annualized basis for that period had these fees not been waived by the Adviser. Pursuant to an expense deferral agreement, the Adviser requested reimbursement of deferred expenses (see Note 2f) during the years ended March 31, 2004 and 2005, and agreed to forego reimbursement of deferred expenses in each of those years also. Reimbursement to the Adviser of deferred expenses is included in the expense ratios for the periods in which such reimbursement was requested. Please see Note 2f for information about reimbursable expenses foregone by the Adviser.

(c) Expenses of the underlying Portfolio Funds are not included in the expense ratios.

(d) Calculated based on the amount reallocable to the Special Members had the measurement period for incentive allocation closed on September 30, 2005.

(e) Calculated based on the amount reallocable to the Special Members at December 31, 2004 for the period April 1, 2004 through December 31, 2004 in addition to the amount that would have been allocable to the Special
      Members for the period January 1, 2005 to March 31, 2005 had the measurement period for the incentive allocation closed on the date indicated.

(f) Calculated based on the amount reallocable to the Special Members at December 31, 2003 for the period April 1, 2003 through December 31, 2003, in addition to the amount that would have been allocable to the Special Members for the period January 1, 2004 through March 31, 2004 had the measurement period for incentive allocation closed on the date indicated.

(g) Calculated based on the amount reallocable to the Special Members had the measurement period for incentive allocation closed on March 31, 2003.

(h)   Not annualized.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                    Notes to Financial Statements (unaudited)

                               September 30, 2005

1. ORGANIZATION

Columbia Management Multi-Strategy Hedge Fund, LLC ("the Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company and which has many of the features of a private investment fund. The Fund's interests ("Interests") are offered only in private placements to persons (i) who are both "accredited investors" under the Securities Act of 1933 and "qualified clients" under the Investment Advisers Act of 1940, as amended and (ii) who meet other investor eligibility criteria established by the Fund. The primary investment objective of the Fund is to provide investors with an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, with low performance volatility and minimal correlation with the equity and fixed income markets. The Fund's strategy is to (i) invest in approximately 25-50 partnerships and other investment vehicles ("Portfolio Funds") managed by different investment managers and (ii) construct a portfolio employing various arbitrage and equity strategies to achieve the risk control benefits of diversification together with the value of a hedged investment approach.

Effective December 4, 2004, Banc of America Investment Advisors, Inc. ("Adviser") (formerly known as Liberty Asset Management Company) is the SEC registered investment adviser to the Fund. The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation ("BAC"). Prior to December 4, 2004, Columbia Management Advisors, Inc. ("CMA") was the investment adviser to the Fund. Prior to April 1, 2004, CMA was an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston was acquired by BAC. The Adviser has retained Grosvenor Capital Management, L.P. ("Grosvenor" or the "Subadviser") as subadviser to the Fund. The Adviser and the Subadviser have been designated as special members (the "Special Members") of the Fund.

The Subadviser is responsible for implementing the Fund's investment strategy and managing the Fund's investment portfolio on a day-to-day basis, in accordance with the investment objective, philosophy and strategy described in the Fund's confidential offering memorandum and subject to oversight by the Adviser and the Board of Directors (the "Board") of the Fund.

               Columbia Management Multi-Strategy Hedge Fund, LLC

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

B. PORTFOLIO VALUATION

The Fund's investments are fair valued by the Adviser or Subadviser in accordance with policies and procedures that seek to ensure that the Fund is able to reliably determine the value of its investments in the Portfolio Funds. Investments in Portfolio Funds are generally valued at net asset value, which approximates fair value, as reported by the administrators or investment managers of the Portfolio Funds. Such values generally represent the Fund's proportionate share of the net assets of the Portfolio Funds. Accordingly, the value of investments in Portfolio Funds is generally increased by additional contributions to the Portfolio Funds and the Fund's share of net earnings from the Portfolio Funds and decreased by withdrawals and the Fund's share of net losses from the Portfolio Funds.

The Portfolio Funds' administrators or investment managers generally value their investments at fair value. Listed investment securities are generally valued by an independent pricing source. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either the basis of meaningful third-party transactions in the private market, or fair value deemed appropriate by Portfolio Funds' management. In such instances, consideration is also given to the financial condition and operating results of the issuer, the amount that the Portfolio Funds can reasonably expect to realize upon sale of the securities and other factors deemed relevant.

C. INCOME RECOGNITION

Interest income and expenses are recorded on the accrual basis. Realized gains and losses are calculated on the average cost basis.

               Columbia Management Multi-Strategy Hedge Fund, LLC

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES

The Fund is treated as a partnership for federal income tax purposes. No federal or state taxes have been provided on profits of the Fund since the members (the "Members") are individually required to report on their own tax return their distributive share of the Fund's taxable income or loss.

E. CASH

At September 30, 2005, a total of $2,038,412 in cash was held on deposit at PFPC Trust Company, the Fund's custodian. Of that amount, $1,146,397 was held in a segregated account at PFPC Trust Company related to holdbacks on withdrawals from investors in the Fund.

F. ORGANIZATIONAL AND OFFERING EXPENSES

The Adviser entered into an expense deferral agreement (the "Expense Deferral Agreement") with the Fund dated December 19, 2002, as amended December 31, 2002, whereby the Fund, upon request of the Adviser, agreed to repay $366,088 to the Adviser for organizational and initial offering costs advanced by the Adviser on behalf of the Fund, subject to certain conditions. Such repayment was contingent upon the expenses of the Fund (exclusive of brokerage costs, interest, taxes or extraordinary expenses and management fees or performance-based fees paid by the
Fund), including such repayment, being limited to no more than 0.75% per annum of average members' capital of the Fund. The Expense Deferral Agreement terminates on April 1, 2006, and the Fund has no obligation to pay to the Adviser any organizational or initial offering costs still outstanding to the Adviser as of that date. Expenses deferred pursuant to the Expense Deferral Agreement have been treated as contingent liabilities of the Fund until the point at which the criteria specified in the Expense Deferral Agreement have been satisfied. Upon satisfaction of the criteria, the expenses are reflected as organizational fees reimbursed to the Adviser. During the year ended March 31, 2004, the Adviser requested reimbursement of $73,930 in deferred expenses, and the Adviser agreed to permanently forego reimbursement of $28,623 in deferred expenses. During the year ended March 31, 2005, the Adviser requested reimbursement of $220,497 in deferred expenses, and this amount has been reflected in the statement of operations as organizational fees reimbursed to Adviser. The Adviser agreed to permanently forego $43,038 of reimbursement of deferred expenses during the year ended March 31, 2005. As of September 30, 2005, no amounts remain outstanding pursuant to the Expense Deferral Agreement.

               Columbia Management Multi-Strategy Hedge Fund, LLC

3. MANAGEMENT FEE AND INCENTIVE ALLOCATION

Pursuant to a management agreement between the Fund and Adviser, the Adviser is entitled to a management fee, paid monthly in arrears equal to an annual rate of 1.0% of the Members' ending monthly capital of the Fund before taking into consideration management fees. Pursuant to the terms of a subadvisory agreement between the Adviser and Subadviser, the Adviser pays a portion of the management fee that it receives from the Fund to the Subadviser. The Subadviser is also reimbursed by the Fund for out-of-pocket expenses incurred by the Subadviser related to the Fund, up to an annual limit of $25,000.

An incentive allocation is calculated with respect to each Member on the last business day of a calendar year and upon repurchase of all or any portion of such Investor's Interest (an "Incentive Period"). An Incentive Period for each Member's Interest starts immediately following the preceding Incentive Period and ends on the first to occur of: (i) the next occurring last business day of a calendar year; (ii) the next repurchase of all or any portion of such Member's Interest; (iii) the withdrawal of the Adviser or Subadviser in connection with such party ceasing to serve as Adviser or Subadviser to the Fund; or (iv) the dissolution of the Fund. The aggregate incentive allocation (to the Special Members) for an Incentive Period equals 10% of the amount, if any, in excess of
(a) profit net of losses (after taking into account expenses, including the management fee paid by the Fund) allocated to each Member's capital account for such Incentive Period over (b) the greater of (i) the Member's Hurdle Rate Amount for that Incentive Period and (ii) the balance in the Member's Loss Carryforward as of the end of the prior Incentive Period. A Member's "Loss Carryforward" for the initial Incentive Period is zero and for each Incentive Period thereafter is equal to the Member's Loss Carryforward as of the end of the immediately preceding Incentive Period, increased or decreased, but not below zero, by the positive or negative difference between the net losses over net profits allocated to the Member for the current Incentive Period. The "Hurdle Rate Amount" is the return a Member would receive if its Interest as of the beginning of that Incentive Period (adjusted appropriately for any additional contributions) earned a rate of return equal to the one-year U.S. Treasury note, as determined on the first day of each calendar quarter and reset on the first day of each calendar quarter. The Hurdle Rate Amount is not cumulative from Incentive Period to Incentive Period. The Hurdle Rate Amount for March 31, 2005, June 30, 2005, and September 30, 2005 is 2.802%, 3.403%, and
3.636% per annum, respectively. On June 30, 2005, an incentive allocation of $1,689 was realized. Additional capital of $397,451 would have been reallocable to the Special Members had the Members' measurement period for incentive allocation closed on September 30, 2005.

               Columbia Management Multi-Strategy Hedge Fund, LLC

3. MANAGEMENT FEE AND INCENTIVE ALLOCATION (CONTINUED)

In the case of a repurchase of only a portion of an Interest other than on the last business day of the calendar year, the Member is treated as having two independent Interests in the Fund, one of which is being repurchased in its entirety. Allocations to the Investor and capital contributions made by the Member during the Incentive Period prior to such repurchase or distribution, and the Member's opening capital account balance and Loss Carryforward as of the beginning of such Incentive Period, will be allocated between the two Interests in proportion to the portion of the Member's Interest that is repurchased or distributed.

4. RELATED PARTY TRANSACTIONS AND OTHER

Each director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $6,000 plus a fee of $1,000 for each meeting attended. Any director or officer who is an "interested person" does not receive any annual fee or other fees from the Fund. All directors are reimbursed by the Fund for reasonable out-of-pocket expenses.

Effective April 1, 2005, the Adviser provides a Chief Compliance Officer to the Fund at no cost to the Fund.

PFPC Trust Company (an affiliate of The PNC Financial Services Group) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. (also an affiliate of The PNC Financial Services Group) serves as administrator and accounting agent to the Fund and in that capacity provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the custodian and the administrator based primarily upon month-end Members' capital, subject to a monthly minimum fee.

5. MEMBERS' CAPITAL

As of the last day of each calendar month, the Fund allocates net profits or losses for that month to the capital accounts of all Members, in proportion to their respective opening capital account balances for such period (after taking into account any capital contributions deemed to be made as of the first day of such period).

               Columbia Management Multi-Strategy Hedge Fund, LLC

5. MEMBERS' CAPITAL (CONTINUED)

Net profits or net losses for a given fiscal period are measured by the net change in the value of the Members' capital of the Fund, including any net change in unrealized appreciation or depreciation of investments, realized income, gains or losses and accrued expenses (including the management fee paid by the Fund) over such fiscal period, before giving effect to any distributions and repurchases of Interests (or portions thereof) by the Fund as of the end of such period and any capital contributions made at the end of such period (such capital contributions being deemed to be made as of the next day).

The Board, from time to time and in their complete and exclusive discretion, may determine to repurchase interests from Members, including the Adviser, pursuant to written tenders by Members on such terms and conditions as the Board may determine. The Board offered to repurchase interests from Members at June 30, 2005. The interests redeemed pursuant to such tenders are shown in the Statements of Changes in Members Capital.

Initial and additional applications for interests by eligible Members may be accepted at such times as the Adviser may determine. The Fund reserves the right to reject any application for interest in the Fund.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK,
   CONCENTRATIONS OF CREDIT RISK, AND OTHER RISKS

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. To the extent that the Fund's investment activity is limited to making investments in investment funds via limited partnership interests or limited liability company holdings, the Fund's risk of loss in these investment funds is generally limited to the value of these investments reported by the Fund. To date, the Fund had only invested in such limited partnership and limited liability company interests.

Because the Fund is a closed-end investment company, its Interests will not be redeemable at the option of Investors and will not be exchangeable for interests of any other fund. Although the Board in its discretion may cause the Fund to offer from time to time to repurchase Interests at their members' capital account value, the Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any tender offer for Interests by the Fund, the aggregate repurchase amount will be determined by the Board in its discretion

               Columbia Management Multi-Strategy Hedge Fund, LLC

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK,
   CONCENTRATIONS OF CREDIT RISK, AND OTHER RISKS (CONTINUED)

and such repurchase amount may represent only a small portion of the Fund's outstanding Interests. Because the Fund's investments in Portfolio Funds themselves have limited liquidity, the Fund may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Fund's members' capital may fluctuate significantly between the time that they submit their request for repurchase and the date of the repurchase.

There are a number of other risks to the Fund. Three principal types of risk that can adversely affect the Fund's investment approach are market risk, strategy risk, and manager risk. The Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, illiquidity, lack of diversification, and other risks for the Fund and potentially for each Portfolio Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

7. INVESTMENTS IN PORTFOLIO FUNDS

The agreements related to investments in Portfolio Funds typically provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance/incentive fees or allocations of up to 20% of net profits earned. The Portfolio Funds generally provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment. Some Portfolio Funds may charge redemption fees. Such provisions may restrict the Fund's ability to respond to changing market conditions. None of the Portfolio Funds is expected to make distributions (e.g., dividend payments to investors).

Aggregate purchases and sales of Portfolio Funds for the six months ended September 30, 2005, amounted to $14,300,000 and $20,614,851, respectively.

               Columbia Management Multi-Strategy Hedge Fund, LLC

8. LITIGATION EVENT

The events described below have not directly impacted the Fund or had any material adverse effect on its financial position or results of operations.

On February 9, 2005, certain affiliates of the Adviser, including the former investment adviser to the Fund (the "Columbia Group"), entered into Assurances of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of cease-and desist orders by the Securities and Exchange Commission ("SEC") (the "SEC Order") in connection with matters related to late trading and market timing of mutual funds advised and distributed by affiliates of the Adviser (the "Columbia Funds"). The SEC Order and the NYAG Settlement contain substantially the same terms and conditions outlined in the agreements in principle that Columbia Group entered into with the SEC and NYAG in March 2004. A copy of the SEC Orders is available on the SEC website at HTTP://WWW.SEC.GOV. A copy of the NYAG settlements is available as part of the Bank of America Corporation Form 8-K filing of February 10, 2005.

In connection with these matters, various parties have filed suit against certain Columbia Funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation (the former parent of the Adviser) and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases, including those filed against entities unaffiliated with the
Columbia Funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities, have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding. Other actions against certain of the Columbia Funds, advisers and affiliated entities, alleging among other things excessive fees and inappropriate use of fund assets for distribution, have been consolidated in the Massachusetts federal court as In re Columbia Entities Litigation on March 2, 2005. These actions are ongoing.

9. SUBSEQUENT EVENTS

Effective October 1, 2005, the Fund received additional capital contributions of $800,000.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-786-9977; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

ITEM 2. CODE OF ETHICS.

Exhibit B to the Code of Ethics has been modified to add David Hohmann as a Covered Officer

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)      Not applicable.

      (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      Columbia Management Multi-Strategy Hedge Fund, LLC
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Lawrence R. Morgenthal
                         -------------------------------------------------------
                           Lawrence R. Morgenthal, President
                           (principal executive officer)

Date       November 29, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence R. Morgenthal
                         -------------------------------------------------------
                           Lawrence R. Morgenthal, President
                           (principal executive officer)

Date       November 29, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ David Hohmann
                         -------------------------------------------------------
                           David Hohmann, Treasurer
                           (principal financial officer)

Date       November 29, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.